Cover - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type		40-F
Document Registration Statement		false
Document Annual Report		true
Document Period End Date		Dec. 31, 2023
Current Fiscal Year End Date		--12-31
Entity File Number		333-249081
Entity Registrant Name		CURALEAF HOLDINGS, INC.
Entity Address, State or Province		BC
Entity Incorporation, State or Country Code		Z4
Entity Primary SIC Number		2833
Entity Tax Identification Number		98-1461045
Entity Address, Address Line One		666 Burrard Street
Entity Address, Address Line Two		Suite 1700
Entity Address, City or Town		Vancouver
Entity Address, Postal Zip Code		V6C 2XB
City Area Code		781
Local Phone Number		451-0351
Title of 12(g) Security		Not applicable
Annual Information Form		true
Audited Annual Financial Statements		true
Common stock, shares outstanding (in shares)		733,727,803	717,490,830	708,340,434
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Emerging Growth Company		false
ICFR Auditor Attestation Flag		true
Document Financial Statement Error Correction		false
Entity Central Index Key		0001756770
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2023
Amendment Flag		false
SVS | Common shares
Document Information [Line Items]
Common stock, shares outstanding (in shares)	[1]	639,757,098	623,520,125	614,369,729
Business Contact
Document Information [Line Items]
Entity Address, State or Province		NY
Entity Address, Address Line One		420 Lexington Ave
Entity Address, City or Town		New York
Entity Address, Postal Zip Code		10170
City Area Code		917
Local Phone Number		717-5875
Contact Personnel Name		Curaleaf, Inc.

[1]	*as defined herein